Contingencies - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	9 Months Ended
	Sep. 30, 2014 Defendants	Dec. 31, 2012	Jun. 08, 2011
Contingencies (Textual) [Abstract]
Probability of deceased percentage			70.00%
Recovery of assets		$ 3.0
No of Defendant	200